7. Notes Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
7. Notes Payable

On May 9, 2011, August 26, 2011, and November 9, 2011, the Company entered into note agreements with a prior related party by common directors, whereby the Company issued notes payable in the amounts of $50,000, $10,000, and $10,000, respectively (collectively “Notes Payable”). The Notes Payable bear interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the Notes Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Notes Payable are payable on demand by the Lender. As of December 31, 2012, the lender is no longer a related party. See Note 13. Related Party Transactions.

On August 15, 2012 the Company entered into a note agreement with a related party by common directors whereby the Company issued a note payable (the “Note Payable”) in the amount of $24,000. This note was issued for deposits received in the amount of $24,000 towards an option agreement. The deposits were originally recorded as part of accounts payable. The option agreement was terminated and the Company agreed to issue a note payable in the amount of $24,000 to refund the deposits paid. The Note Payable bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the Note Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Note Payable is payable on demand by the lender. As of December 31, 2012, the lender is no longer a related party.

On December 13, 2012 the Company entered into a note agreement with an, unrelated third party whereby the Company issued a note payable (the “Note Payable”) in  the amounts of $34,591. The Note Payable bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the Note Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Notes Payable are payable on demand by the lender.

During the year ended December 31, 2012 and 2011, the Company recorded interest expense of $3,231 and $1,489 respectively, related to the Notes Payable. At December 31, 2012 and 2011, accrued interest related to the Notes Payable was $4,721 and $1,489, respectively.